Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 7,761	$ 9,054
Net amounts of financial assets presented in the statement of financial position	7,761	9,054
Related amount not set off in financial instruments, Financial instruments, financial assets	(3,708)	(4,325)
Net Amount, financial assets	4,053	4,729
Gross amounts of recognized financial liabilities	4,526	9,917
Net amounts of financial liabilities presented in the statement of financial position	4,526	9,917
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(3,708)	(4,325)
Net Amount, financial liabilities	818	5,592
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	7,761	9,054
Net amounts of financial assets presented in the statement of financial position	7,761	9,054
Related amount not set off in financial instruments, Financial instruments, financial assets	(3,708)	(4,325)
Net Amount, financial assets	4,053	4,729
Gross amounts of recognized financial liabilities	4,526	9,917
Net amounts of financial liabilities presented in the statement of financial position	4,526	9,917
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(3,708)	(4,325)
Net Amount, financial liabilities	$ 818	$ 5,592